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                       HARRIS ASSOCIATES INVESTMENT TRUST
                      Two North LaSalle Street, Suite 500
                           Chicago, Illinois  60602

                               February 2, 2005


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                          HARRIS ASSOCIATES INVESTMENT TRUST
                          1933 ACT REGISTRATION NO. 033-38953
                          1940 ACT REGISTRATION NO. 811-06279

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Associates Investment Trust (the "Trust") certifies that:

     a. the form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on January 27, 2005 with an effective date of January 28, 2005.

                                              Very truly yours,

                                              HARRIS ASSOCIATES INVESTMENT TRUST

                                              /s/ Ann W. Regan
                                              ----------------
                                              Ann W. Regan
                                              Vice President